PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses And Other Current Assets Net
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,
	2024	2025
	US$	US$

Deposits	71,161	188,277
GST receivables	33,424	36,649
Prepaid expenses	145,183	253,416
Deferred initial public offering (“IPO’’) costs	213,860	715,630
	463,628	1,193,972